OTHER LIABILITIES - Disclosure of detailed information about changes in deferred revenue balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Other Liabilities [Abstract]
Balance, beginning of year	$ 603	$ 891
Amounts invoiced and revenue deferred	5,404	3,209
Recognition of deferred revenue	(4,794)	(3,497)
Balance, end of year	$ 1,213	$ 603